LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Schedule of carried values of the lease assets recognized and transactions
b.	The following is a list of the carried values of the lease assets recognized and the transactions during the period:

	Buildings	Cars	Total
Cost
January 1, 2021	4,743	214	4,957
Additions	670	—	670
Disposals	(119)	(132)	(251)
December 31, 2021	5,294	82	5,376
Depreciation
January 1, 2021	(1,126)	(134)	(1,260)
Additions	(1,148)	(69)	(1,217)
Disposals	119	129	248
December 31, 2021	(2,155)	(74)	(2,229)
Net Book value December 31, 2021	3,139	8	3,147

	Buildings	Cars	Total
Cost
January 1, 2020	3,445	211	3,656
Additions	1,923	3	1,926
Disposals	(625)	—	(625)
December 31, 2020	4,743	214	4,957
Depreciation
January 1, 2020	(798)	(67)	(865)
Additions	(953)	(67)	(1,020)
Disposals	625	—	625
December 31, 2020	(1,126)	(134)	(1,260)
Net Book value December 31, 2020	3,617	80	3,697

c.	Details regarding lease transactions

	For the year ended
	December 31, 2021	December 31, 2020
Interest expenses in respect of lease liabilities	547	386
Lease principal payments during the year	1,191	975